Related Party Transactions - Schedule of Balances with Related Parties (Details) - USD ($)		Mar. 31, 2026	Sep. 30, 2025
Related Party Transaction [Line Items]
Deposit– related parties		$ 897,436	$ 897,436
Amount due to a director		48,196	33,094
Accounts payable – related party		199,565
Mr. Wai Yiu Yau [Member]
Related Party Transaction [Line Items]
Deposit– related parties	[1]	897,436	897,436
Amount due to a director	[2]	48,196	33,094
Panaicia Pty Ltd [Member]
Related Party Transaction [Line Items]
Accounts payable – related party	[3]	199,565
Related Party [Member]
Related Party Transaction [Line Items]
Accounts payable – related party		$ 199,565

[1]	Deposit – related party was paid to Mr. Wai Yiu Yau, a director of the Company, for the operating lease arrangement related to the rental of a warehouse and office on 9th floor of Tsuen Wan Industrial Centre, with a purchase option. The deposit was refundable upon the termination of arrangement.
[2]	Amount due from a director is non-trade in nature, unsecured, non-interest bearing and repayable on demand. Amounts due from the director represent insurance expenses paid by the Company on behalf of Mr. Wai Yiu Yau. The director shall repay such outstanding balance to the Company by September 30, 2026.
[3]	Accounts payable – related party are trade in nature, unsecured and non-interest bearing.